UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 16.5%
91,465	Advent Claymore Convertible Securities and Income Fund[3]	$1,487,221
127,085	Advent Claymore Convertible Securities and Income Fund II3	798,094
133,497	Advent Claymore Enhanced Growth & Income Fund	1,170,769
40,608	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[3]	539,680
82,946	Alpine Global Dynamic Dividend Fund[3]	850,196
29,040	Alpine Total Dynamic Dividend Fund[3]	252,648
37,271	Ares Dynamic Credit Allocation Fund, Inc.[3]	605,281
117,563	BlackRock Debt Strategies Fund, Inc.[3]	1,371,960
99,215	BlackRock Global Opportunities Equity Trust[3]	1,314,599
22,138	BlackRock Muni Intermediate Duration Fund, Inc.[3]	312,367
6,010	Blackstone/GSO Long-Short Credit Income Fund[3]	98,925
49,924	Brookfield Real Assets Income Fund, Inc.[3]	1,176,709
108,873	Clough Global Equity Fund[3]	1,385,953
171,666	Clough Global Opportunities Fund[3]	1,797,343
121,498	Delaware Enhanced Global Dividend & Income Fund[3]	1,381,432
33,559	Deutsche High Income Opportunities Fund, Inc.[3]	498,351
17,918	Deutsche Multi-Market Income Trust[3]	159,470
25,656	First Trust Strategic High Income Fund II3	349,435
67,917	Garrison Capital, Inc.[3]	592,915
23,006	Invesco High Income Trust II3	340,259
48,124	Lazard World Dividend & Income Fund, Inc.[3]	530,326
17,508	Legg Mason BW Global Income Opportunities Fund, Inc.[3]	230,405
71,458	Madison Covered Call & Equity Strategy Fund[3]	568,091
15,809	Madison Strategic Sector Premium Fund[3]	192,396
17,776	Managed Duration Investment Grade Municipal Fund[3]	244,776
5,765	MVC Capital, Inc.	54,537
3,217	Neuberger Berman Real Estate Securities Income Fund, Inc.	16,921
29,726	Nuveen Credit Strategies Income Fund[3]	260,400
13,861	Nuveen Intermediate Duration Quality Municipal Term Fund[3]	182,272
11,438	Nuveen Mortgage Opportunity Term Fund[3]	288,695
53,600	Nuveen Mortgage Opportunity Term Fund 2[3]	1,294,440
14,636	Pacholder High Yield Fund, Inc.[3]	116,503
113,326	Prudential Global Short Duration High Yield Fund, Inc.[3]	1,725,955
20,615	Royce Micro-Cap Trust, Inc.[3]	176,464
5,516	Source Capital, Inc.[3]	210,601
14,533	Special Opportunities Fund, Inc.[3]	218,867
16,635	Templeton Emerging Markets Income Fund[3]	189,140
98,673	Virtus Total Return Fund, Inc.[3]	1,192,957
9,163	Wells Fargo Multi-Sector Income Fund[3]	122,693
21,343	Western Asset Emerging Markets Debt Fund, Inc.[3]	337,006
42,296	Western Asset Global High Income Fund, Inc.[3]	432,688

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS (Continued)
23,917	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	$266,196

	TOTAL CLOSED-END FUNDS (Cost $24,119,008)	25,335,936

	COMMON STOCKS – 76.6%
	COMMUNICATIONS – 9.4%
350	Alphabet, Inc. - Class C*3	337,701
23,257	eDreams ODIGEO S.A.*	80,989
86,586	Level 3 Communications, Inc.*3	5,153,599
10,604	Liberty Global Plc LiLAC*	222,260
111,238	Liberty Global Plc LiLAC - Class A*3	2,348,234
22,868	Nexstar Broadcasting Group, Inc.[3]	1,308,050
16,716	Sinclair Broadcast Group, Inc.[3]	541,598
5,918	Straight Path Communications, Inc.*3	1,058,730
81,158	Telephone & Data Systems, Inc.[3]	2,315,438
38,400	Twenty-First Century Fox, Inc.[3]	1,041,408
		14,408,007
	CONSUMER DISCRETIONARY – 10.0%
21,565	AdvancePierre Foods Holdings, Inc.[3]	868,423
1,379	Children's Place, Inc.[3]	149,208
302,139	Imvescor Restaurant Group, Inc.[3]	840,952
154,358	Kate Spade & Co.*3	2,843,274
10,335	KB Home[3]	216,828
4,083	Lennar Corp. - Class A3	209,499
6,713	MDC Holdings, Inc.[3]	225,893
78,476	Mobileye N.V.* 1,3	4,857,664
16,309	Panera Bread Co. - Class A*3	5,129,017
		15,340,758
	CONSUMER STAPLES – 11.9%
77,770	CST Brands, Inc.[3]	3,758,624
186,152	Darling Ingredients, Inc.*3	2,917,002
75,529	Mead Johnson Nutrition Co. - Class A3	6,753,803
73,478	Reynolds American, Inc.[3]	4,941,396
		18,370,825
	ENERGY – 3.9%
7,546	Cabot Oil & Gas Corp.[3]	167,446
93,709	ONEOK Partners LP3	4,583,307
41,108	VTTI Energy Partners LP1,3	801,606
30,441	World Point Terminals LP3	520,541
		6,072,900
	FINANCIALS – 15.3%
105,669	Allied World Assurance Co. Holdings A.G.[1,3]	5,555,019
31,648	Ares Capital Corp.[3]	526,939

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6	Berkshire Hathaway, Inc. - Class A*3	$1,490,640
95,085	BGC Partners, Inc.[3]	1,121,052
36,241	Fidelity & Guaranty Life	1,118,035
52,640	Fortress Investment Group LLC - Class A3	419,014
120,037	Kingsway Financial Services, Inc.*3	744,229
66,271	Marcus & Millichap, Inc.*3	1,602,433
32,905	MMA Capital Management LLC*3	756,815
9,150	Modern Media Acquisition Corp.*3	92,690
9,150	National Energy Services Reunited Corp.*3	91,134
111,400	OHA Investment Corp.[3]	160,416
40,440	Pacific Continental Corp.[3]	952,362
117,533	PrivateBancorp, Inc.[3]	7,003,792
190,161	Resource Capital Corp.[3]	1,833,152
		23,467,722
	HEALTH CARE – 11.5%
2,493	AbbVie, Inc.[3]	164,588
8,901	Actelion Ltd.*	2,554,695
1,968	Amgen, Inc.[3]	305,512
917	Biogen, Inc.*3	227,205
16,400	C.R. Bard, Inc.[3]	5,041,852
1,696	Celgene Corp.*3	194,039
2,601	Centene Corp.*3	188,911
1,884	Charles River Laboratories International, Inc.*3	173,422
3,782	Gilead Sciences, Inc.[3]	245,414
1,169	Jazz Pharmaceuticals PLC* 1,3	170,160
1,101	McKesson Corp.[3]	179,562
12,925	Nutraceutical International Corp.	539,619
80,074	Syneron Medical Ltd.* 1,3	872,807
44,916	VCA, Inc.*3	4,138,111
80,784	VWR Corp.*3	2,670,719
		17,666,616
	INDUSTRIALS – 1.8%
29,385	AerCap Holdings NV*3	1,293,528
964	Boeing Co.[3]	180,875
995	Huntington Ingalls Industries, Inc.[3]	194,831
7,852	MOCON, Inc.[3]	235,167
46,149	TRC Cos., Inc.*3	807,608
		2,712,009
	MATERIALS – 1.8%
20,218	Barrick Gold Corp.[1,3]	334,406
16,987	Cameco Corp.[1]	156,620
3,057	Detour Gold Corp.* 1,3	39,496

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
9,803	Fortuna Silver Mines, Inc.* 1,3	$46,172
2,479	Franco-Nevada Corp.[1,3]	184,983
38,429	Hecla Mining Co.[3]	220,582
29,510	Kinross Gold Corp.* 1,3	127,188
17,000	Kirkland Lake Gold Ltd.*	132,134
7,666	Louisiana-Pacific Corp.*3	170,798
15,399	Newmont Mining Corp.[3]	525,876
22,958	Novagold Resources, Inc.* 1,3	90,225
13,934	Pan American Silver Corp.[1,3]	243,009
2,312	Randgold Resources Ltd. – ADR[3]	219,224
22,247	Silver Standard Resources, Inc.* 1,3	211,347
9,729	Tahoe Resources, Inc.[1,3]	86,102
		2,788,162
	TECHNOLOGY – 9.5%
2,265	Apple, Inc.[3]	346,001
60,763	CardConnect Corp.*	911,445
1,505	Check Point Software Technologies Ltd.* 1,3	168,635
85,239	Donnelley Financial Solutions, Inc.*3	1,941,745
6,651	FLIR Systems, Inc.[3]	252,006
4,537	Fortinet, Inc.*3	178,486
4,299	Juniper Networks, Inc.[3]	126,090
43,994	Loral Space & Communications, Inc.*3	1,737,763
4,699	Microsoft Corp.[3]	328,178
55,952	NXP Semiconductors N.V.* 1,3	6,149,125
146,820	Vishay Precision Group, Inc.*3	2,539,986
		14,679,460
	UTILITIES – 1.5%
65,095	Atlantica Yield PLC[3]	1,359,834
447,666	Maxim Power Corp.*3	927,874
		2,287,708
	TOTAL COMMON STOCKS (Cost $113,916,185)	117,794,167

Principal Amount

	CORPORATE BONDS – 0.1%
	COMMUNICATIONS – 0.1%
	HC2 Holdings, Inc.
$250,000	11.00%, 12/1/19	256,875

	TOTAL CORPORATE BONDS (Cost $250,000)	256,875

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 1.9%
	FINANCIALS – 1.9%
	B. Riley Financial, Inc.
9,932	7.50%, 10/31/21	$255,749
15,000	7.50%, 5/31/27	387,657
	Capitala Finance Corp.
30,156	7.13%, 6/16/21[3]	754,202
6,891	5.75%, 5/31/22	168,830
12,500	Eagle Point Credit Co, Inc. 7.00%, 12/31/20	323,737
2,700	Great Elm Capital Corp. 8.25%, 6/30/20[3]	68,904
	THL Credit, Inc.
4,964	6.75%, 12/30/22[3]	129,109
791	6.75%, 11/15/21[3]	20,297
29,899	TICC Capital Corp. 6.50%, 3/30/24[3]	769,600
4,879	TriplePoint Venture Growth BDC Corp. 6.75%, 7/15/20[3]	124,902
		3,002,987
	TOTAL PREFERRED STOCKS (Cost $2,963,274)	3,002,987

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	CBOE SPX Volatility Index
245	Exercise Price: $15.00, Expiration Date: July 19, 2017	22,050

	TOTAL CALL OPTIONS (Cost $36,583)	22,050

	PUT OPTIONS – 0.1%
	SPDR Bloomberg Barclays High Yield Bond ETF
989	Exercise Price: $37.00, Expiration Date: June 16, 2017	12,363
	SPDR S&P 500 ETF Trust
175	Exercise Price: $245.00, Expiration Date: June 30, 2017	89,250

	TOTAL PUT OPTIONS (Cost $131,233)	101,613

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $167,816)	123,663

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 23.7%
36,441,670	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.66%[2,3]	$36,441,670

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,441,670)	36,441,670

	TOTAL INVESTMENTS – 118.9% (Cost $177,857,953)	182,955,298
	Liabilities in Excess of Other Assets – (18.9)%	(29,141,975)

	TOTAL NET ASSETS – 100.0%	$153,813,323

	SECURITIES SOLD SHORT – (39.3)%
	COMMON STOCKS – (33.4)%
	COMMUNICATIONS – (3.0)%
(26,400)	Blucora, Inc.*	(541,200)
(123,696)	CenturyLink, Inc.	(3,086,215)
(22,346)	HealthStream, Inc.*	(622,783)
(3,161)	Stamps.com, Inc.*	(435,902)
		(4,686,100)
	CONSUMER DISCRETIONARY – (4.8)%
(1,473)	Advance Auto Parts, Inc.	(196,837)
(2,372)	Alibaba Group Holding Ltd. - ADR*	(290,475)
(2,956)	AutoNation, Inc.*	(116,821)
(304)	AutoZone, Inc.*	(184,200)
(4,567)	Avis Budget Group, Inc.*	(104,539)
(15,044)	CarMax, Inc.*	(945,214)
(3,265)	Cavco Industries, Inc.*	(359,966)
(65,289)	Freshii, Inc.*	(618,624)
(2,682)	Hilton Worldwide Holdings, Inc.	(178,273)
(5,086)	JD.com, Inc. - ADR*	(203,593)
(1,305)	Lithia Motors, Inc. - Class A	(118,559)
(21,974)	Nutrisystem, Inc.	(1,143,747)
(668)	O'Reilly Automotive, Inc.*	(161,709)
(17,489)	PCM, Inc.*	(344,533)
(3,931)	Penske Automotive Group, Inc.	(166,478)
(4,673)	Rush Enterprises, Inc. - Class A*	(167,527)
(1,600)	Ulta Beauty, Inc.*	(487,744)
(11,467)	Wayfair, Inc.*	(721,848)
(27,800)	Wingstop, Inc.	(792,578)
		(7,303,265)
	CONSUMER STAPLES – (2.4)%
(29,019)	Blue Buffalo Pet Products, Inc.*	(681,656)
(38,650)	British American Tobacco PLC - ADR	(2,787,438)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
(3,566)	Monster Beverage Corp.*	$(180,297)
		(3,649,391)
	ENERGY – (4.3)%
(1,967)	Concho Resources, Inc.*	(249,376)
(2,736)	Diamondback Energy, Inc.*	(253,791)
(12,995)	Laredo Petroleum, Inc.*	(152,691)
(7,042)	Matador Resources Co.*	(160,487)
(13,816)	Oasis Petroleum, Inc.*	(134,844)
(92,300)	ONEOK, Inc.	(4,585,464)
(8,453)	Parsley Energy, Inc. - Class A*	(250,632)
(1,535)	Pioneer Natural Resources Co.	(256,130)
(4,003)	Resolute Energy Corp.*	(156,918)
(4,189)	RSP Permian, Inc.*	(149,087)
(7,701)	SM Energy Co.	(130,686)
(19,047)	Whiting Petroleum Corp.*	(134,472)
		(6,614,578)
	FINANCIALS – (9.9)%
(2,105)	Assurant, Inc.	(206,248)
(14,280)	Australia & New Zealand Banking Group Ltd.	(297,208)
(6,673)	Bank of Montreal[1]	(448,025)
(8,555)	Bank of Nova Scotia[1]	(483,272)
(13,900)	Bank of the Ozarks, Inc.	(614,380)
(31,958)	BofI Holding, Inc.*	(709,468)
(1,689)	BOK Financial Corp.	(136,015)
(55,064)	Canadian Imperial Bank of Commerce[1]	(4,298,847)
(25,981)	Columbia Banking System, Inc.	(953,763)
(5,291)	Commonwealth Bank of Australia	(313,143)
(15,734)	DiamondRock Hospitality Co. - REIT	(174,490)
(5,755)	Fairfax Financial Holdings Ltd.[1]	(2,520,690)
(10,900)	Genworth MI Canada, Inc.	(246,741)
(5,077)	Hudson Pacific Properties, Inc. - REIT	(166,323)
(4,802)	Iron Mountain, Inc. - REIT	(167,686)
(7,743)	Kilroy Realty Corp.	(566,942)
(6,130)	Mack-Cali Realty Corp. - REIT	(163,119)
(14,176)	National Australia Bank Ltd.	(317,269)
(12,853)	Ramco-Gershenson Properties Trust - REIT	(161,819)
(6,936)	Royal Bank of Canada[1]	(479,278)
(10,066)	Toronto-Dominion Bank[1]	(480,148)
(38,489)	Trupanion, Inc.*	(782,866)
(1,802)	Vornado Realty Trust - REIT	(166,144)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(12,900)	Westpac Banking Corp.	$(292,354)
		(15,146,238)
	HEALTH CARE – (3.5)%
(8,326)	Becton, Dickinson and Co.	(1,575,529)
(9,190)	Insulet Corp.*	(385,704)
(28,800)	Lannett Co., Inc.*	(578,880)
(62,000)	MiMedx Group, Inc.*	(848,160)
(21,358)	Tactile Systems Technology, Inc.*	(519,640)
(28,100)	Teladoc, Inc.*	(859,860)
(8,433)	USANA Health Sciences, Inc.*	(543,085)
		(5,310,858)
	INDUSTRIALS – (1.7)%
(18,452)	AAON, Inc.	(667,501)
(1,332)	FedEx Corp.	(258,195)
(2,506)	Flowserve Corp.	(121,541)
(9,160)	General Electric Co.	(250,801)
(29,993)	Manitowoc Co., Inc.*	(169,760)
(4,597)	Navistar International Corp.*	(118,924)
(6,400)	Pool Corp.	(762,432)
(1,720)	Ryder System, Inc.	(114,243)
(1,906)	United Parcel Service, Inc. - Class B	(201,979)
		(2,665,376)
	MATERIALS – (0.2)%
(57,000)	Fortescue Metals Group Ltd.	(205,417)
(5,196)	Tenaris S.A. - ADR	(157,439)
		(362,856)
	TECHNOLOGY – (3.0)%
(18,420)	Advanced Micro Devices, Inc.*	(206,120)
(11,968)	Applied Optoelectronics, Inc.*	(835,606)
(7,453)	Blackbaud, Inc.	(616,586)
(1,799)	Cavium, Inc.*	(131,273)
(2,846)	Coupa Software, Inc.*	(97,390)
(8,600)	Electronics For Imaging, Inc.*	(407,812)
(13,400)	Impinj, Inc.*	(584,910)
(4,746)	Intel Corp.	(171,378)
(32,814)	MINDBODY, Inc. - Class A*	(920,433)
(5,100)	Motorola Solutions, Inc.	(426,207)
(13,940)	NIC, Inc.	(282,285)
		(4,680,000)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	UTILITIES – (0.6)%
(21,225)	Spark Energy, Inc. - Class A	$(930,716)

	TOTAL COMMON STOCKS (Proceeds $49,131,416)	(51,349,378)

	EXCHANGE-TRADED FUNDS – (5.8)%
(27,313)	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	(703,036)
(29,584)	iShares China Large-Cap ETF	(1,187,502)
(36,773)	iShares MSCI Australia ETF	(790,252)
(21,976)	iShares MSCI China ETF	(1,181,650)
(45,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,682,550)
(12,000)	SPDR S&P500 ETF Trust	(2,897,280)
(25,497)	VanEck Vectors Russia ETF	(503,821)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $8,758,348)	(8,946,091)

	TOTAL SECURITIES SOLD SHORT (Proceeds $57,889,764)	(60,295,469)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Mobileye N.V.
(69)	Exercise Price: $65.00, Expiration Date: June 16, 2017	(345)
	CBOE SPX Volatility Index
(161)	Exercise Price: $30.00, Expiration Date: July 19, 2017	(2,737)
	Straight Path Communications, Inc.
(15)	Exercise Price: $140.00, Expiration Date: August 18, 2017	(60,000)

	TOTAL CALL OPTIONS (Proceeds $31,219)	(63,082)

	PUT OPTIONS – 0.0%
	Straight Path Communications, Inc.
(16)	Exercise Price: $135.00, Expiration Date: August 18, 2017*	(320)
(20)	Exercise Price: $135.00, Expiration Date: June 16, 2017*	(100)
(4)	Exercise Price: $140.00, Expiration Date: June 16, 2017*	(20)
(5)	Exercise Price: $175.00, Expiration Date: June 16, 2017*	(190)
(16)	Exercise Price: $180.00, Expiration Date: June 16, 2017*	(2,080)
(1)	Exercise Price: $175.00, Expiration Date: August 18, 2017*	(190)

	TOTAL PUT OPTIONS (Proceeds $13,538)	(2,900)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $44,757)	$(65,982)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)

(22)	Australian Dollar Currency Futures	September 2017	$(1,638,717)	$(1,633,060)	$5,657
17	Canadian Dollar Currency Futures	June 2017	1,259,729	1,259,105	(624)
(19)	Copper Futures	July 2017	(1,217,998)	(1,225,500)	(7,502)
(12)	Euro FX Currency Futures	June 2017	(1,678,991)	(1,688,400)	(9,409)
13	Gold Futures	December 2017	1,675,876	1,667,250	(8,626)
(2)	Japanese 10-Year Bond Futures	June 2017	(300,519,024)	(300,526,437)	(7,413)
5	Natural Gas Futures	December 2017	170,976	165,850	(5,126)
5	Natural Gas Futures	July 2018	145,796	144,950	(846)
10	Silver Futures	July 2017	872,603	870,300	(2,303)
(17)	WTI Crude Futures	December 2017	(857,373)	(835,040)	22,333

TOTAL FUTURES CONTRACTS			$(301,787,123)	$(301,800,982)	$(13,859)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

 See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
Vivaldi Multi-Strategy Fund (formerly known as Vivaldi Orinda Macro Opportunities Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on April 30, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vivaldi Multi-Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Vivaldi Multi-Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Vivaldi Multi-Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Note 3 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$177,998,746

Gross unrealized appreciation	$6,586,843
Gross unrealized depreciation	(1,630,291)

Net unrealized appreciation on investments	$4,956,552

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

Vivaldi Multi-Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Mutual Funds	$25,335,936	$-	$-	$25,335,936
Common Stocks*	117,794,167	-	-	117,794,167
Corporate Bonds	-	256,875	-	256,875
Preferred Stocks	3,002,987	-	-	3,002,987
Purchased Options Contracts	111,300	12,363	-	123,663
Short-Term Investments	36,441,670	-	-	36,441,670
Total Investments	$182,686,060	$269,238	$-	$182,955,298

Other Financial Instruments[1]
Futures Contracts	$27,990	$-	$-	$27,990

Liabilities
Securities Sold Short
Common Stocks*	$51,349,378	$-	$-	$51,349,378
Exchange-Traded Funds	8,946,091	-	-	8,946,091
Written Options Contracts	65,862	120	-	65,982
Total Securities Sold Short	$60,361,331	$120	$-	$60,361,451

Other Financial Instruments[1]
Futures Contracts	$41,849	$-	$-	$41,849

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	07/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	07/28/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	07/28/2017

*	Print the name and title of each signing officer under his or her signature.